Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
REVENUES	$ 24,734,759	$ 10,172,379
COST OF REVENUES	(25,921,936)	(8,787,018)
GROSS (LOSS)/PROFIT	(1,187,177)	1,385,361
OPERATING EXPENSES
Selling and marketing	(413,654)	(13,406)
General and administrative	(2,007,343)	(2,236,273)
Total operating expenses	(2,420,997)	(2,249,679)
LOSS FROM OPERATIONS	(3,608,174)	(864,318)
Interest income	230	130
Interest expenses	(19,142)	(20,799)
Other income/(expenses)	62,784	(79,560)
LOSS BEFORE INCOME TAX EXPENSE	(3,564,302)	(964,547)
INCOME TAX EXPENSE	(25,867)	(16,070)
NET LOSS	(3,590,169)	(980,617)
Foreign currency translation (loss)/gain	(159,605)	91,443
TOTAL COMPREHENSIVE LOSS	$ (3,749,774)	$ (889,174)
LOSS PER SHARE
Basic and diluted	$ (0.14)	$ (0.04)
Weighted average number of shares outstanding - Basic and diluted	25,817,990	25,346,004